Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Comprehensive Income
Net income	$ 577,917	$ 592,216	$ 325,972
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(20,326)	22,018	(30,801)
Postretirement healthcare plan adjustments	(716)	(592)	496
Unrealized (loss) gain on available-for-sale securities	(5,362)	(1,416)	7,359
Other comprehensive (loss) income	(26,404)	20,010	(22,946)
Comprehensive income	551,513	612,226	303,026
Comprehensive income attributable to noncontrolling interests	(1,261)	(6,031)	(6,002)
Comprehensive income attributable to TSYS common shareholders	$ 550,252	$ 606,195	$ 297,024